Transactions with Related Parties	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance
, consulting, financial and accounting services, for a fixed daily fee of $440, as per the management agreement between the Manager and the Company.
Based on the management agreement between the Manager and the Company, the Manager also receives a brokerage commission of 1.25% on freight, hire and demurrage per vessel. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve-month period, an amount of $500 is charged for each additional day (the “Superintendent fees”).

The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. The commission fees relating to vessels purchased (“Commissions – vessels purchased”) are capitalized to the cost of the vessels as incurred, and are included in “Vessels, net” in the unaudited interim condensed consolidated balance sheets.
The Manager also provides crew management services to the vessels. These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. The Company pays to the Manager a fixed monthly fee of $2,500 per vessel for these services (the “Crew management fees”) and the related expense is included in “Operating expenses – related party” in the unaudited interim condensed consolidated statements of operations.
In addition to management services, the Company reimburses the Manager for the compensation of its executive officers (the “Executive compensation”). Furthermore, the Company rents office space from the Manager and incurs a rental expense (the “Rental Expense”). The related expenses are included in “General and administrative expenses – related party” in the unaudited interim condensed consolidated statements of operations.
The current account balance with the Manager at December 31, 2024 and June 30, 2025 was a liability of $1,441,251 and $2,803,884, respectively. The liability as at December 31, 2024 and June 30, 2025 mainly represents payments made by the Manager on behalf of the Company.
On July 7, 2023, the Company entered into a memorandum of agreement with Imperial Petroleum Inc. for the acquisition of the vessel “Afrapearl II” for an aggregate consideration of $43,000,000. The vessel was delivered to the Company on July 14, 2023. 10% of the total consideration i.e. $4,300,000 was paid in cash, while the remaining amount of $38,700,000 was paid in July 2024 and had no stated interest. The vessel was recorded at its fair value of $40,000,000 as determined by an independent broker and the liability was recorded at $35,700,000 (the “Remaining Purchase Price”) on July 7, 2023. Since the payment of the remaining amount depended only on the passage of time, this arrangement was accounted for as seller financing and the financing component amounting to $3,000,000, being the difference between the Remaining Purchase Price and the amount of $38,700,000, subsequently paid in July 2024, was accounted for as interest over the life of the liability i.e. until July 2024. The interest expense amounting to $1,516,436 for the six months ended June 30, 2024 was included in “Interest expense-related parties” in the unaudited interim condensed consolidated statements of operations.
On April 10, 2024, the Company entered into a memorandum of agreement with Transamerica Logistics Inc., a company affiliated with members of the family of the Company’s
Non-Executive
Chairman for the acquisition of the vessel “Eco Spitfire” for an aggregate consideration of $16,190,000. The vessel was delivered to the Company on May 10, 2024. 10% of the total consideration i.e. $1,619,000 was paid in cash, upon delivery, while the remaining amount of $14,571,000 was paid in April 2025 and had no stated interest. The vessel was recorded at its fair value of $15,000,000 as determined by an independent broker and the liability was recorded at $13,381,000 (the “Remaining purchase price”) on May 10, 2024. Since the payment of the remaining amount of $14,571,000 depended only on the passage of time, this arrangement has been accounted for as seller financing and the financing component amounting to $1,190,000, being the difference between the Remaining purchase price and the amount of $14,571,000 paid in April 2025, was accounted for as interest over the life of the liability i.e. until April 2025. The interest expense amounting to $175,395 and $365,935, for the periods from April 10, 2024 to June 30, 2024 and from January 1, 2025 to April 10, 2025, respectively, was included in “Interest expense-related parties” in the unaudited interim condensed consolidated statements of operations.
The current account balance with Imperial Petroleum Inc. at June 30, 2025 was a liability of $160,416 (December 31, 2024: $162,500). The liability for both periods related to the accrued dividend payable on Series A Preferred Shares.

The current account balance with Transamerica Logistics Inc., the company affiliated with members of the family of the
Company’s Non-Executive
Chairman, at June 30, 2025 was nil since the balance repaid in April 2025 and $14,715,810 as of December 31, 2024. The liability as of December 31, 2024 related to the outstanding amount for the acquisition of the vessel “Eco Spitfire” which included the Remaining purchase price, accrued interest of $824,065 and payables of $510,745 relating to inventory on board the vessel.
The amounts charged by the Company’s related parties comprised the following:

	Location in unaudited interim condensed consolidated statements of operations	Six-month period ended June 30, 2024	Six-month period ended June 30, 2025
Management fees	Management fees – related party	263,120	318,560
Brokerage commissions	Voyage expenses – related party	295,839	237,802
Superintendent fees	Vessels’ operating expenses – related party	18,000	6,500
Crew management fees	Vessels’ operating expenses – related party	49,167	60,000
Executive compensation	General and administrative expenses – related party	223,059	237,243
Rental expense	General and administrative expenses – related party	2,386	33,002
Commission – vessel purchased	Vessels, net	161,900	—
Interest expense	Interest expense – related parties	1,691,831	365,935